MORGAN STANLEY HEALTH SCIENCES TRUST
522 Fifth Avenue
New York, New York 10036
December 2, 2009
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Morgan Stanley Health Sciences Trust File Nos. 33-48189; 811-06683 Rule 497 (j) filing
Dear Sir or Madam:
          On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 24, 2009.
          If you have any questions, please feel free to contact me at 212.296.6984 (tel) or 646.452.4831 (fax).

Very truly yours,

/s/ Eric Griffith
Eric Griffith
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu, Esq.